Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and Liabilities Reported at Fair Value on a Recurring Basis
Assets and liabilities reported at fair value on a recurring basis:

	December 31, 2012
(Millions)	Level 1	Level 2	Level 3	Total
Short-term investments:
Commercial paper and certificates of deposit	$—	$455	$—	$455
Other current assets:
Marketable equity securities	5	—	—	5
Foreign currency contracts(1)	—	3	—	3
Equity forward arrangement(1)	—	130	—	130
Investments:
Marketable equity securities	60	—	—	60
Accounts payable and accrued liabilities:
Foreign currency contracts(1)	—	1	—	1
Other liabilities:
Cross currency swaps(1)	—	95	—	95

(1)	This entire balance is designated as a hedging instrument under GAAP.

	December 31, 2011
(Millions)	Level 1	Level 2	Level 3	Total
Short-term investments:
Commercial paper and restricted cash	$—	$21	$—	$21
Marketable equity securities	4	—	—	4
Other current assets:
Foreign currency contracts(1)	—	1	—	1
Interest rate swaps(1)	—	1	—	1
Equity forward arrangement(1)	—	56	—	56
Investments:
Marketable equity securities	56	—	—	56
Other assets:
Interest rate swaps(1)	—	25	—	25
Accounts payable and accrued liabilities:
Foreign currency contracts(1)	—	6	—	6
Forward starting swaps(1)	—	92	—	92
Natural gas swap contracts(1)	—	9	—	9
Other liabilities:
Cross currency swaps(1)	—	120	—	120
Foreign currency contracts(1)	—	1	—	1

(1)	This entire balance is designated as a hedging instrument under GAAP.